Credit Facilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Debt Instrument [Line Items]
Principal	$ 643,029	$ 670,975
Loss on extinguishment of debt	$ 0	(35,629)	$ 0
National Properties Term Loan | MSG Entertainment Group, LLC. and MSG National Properties And Subsidiaries
Debt Instrument [Line Items]
Long-term debt, percentage bearing variable interest rate, percentage rate	7.70%
Debt covenant, minimum consolidated liquidity	$ 50,000
National Properties Term Loan | Debt Instrument, Redemption, Period One | Measurement Input, Leverage Ratio | MSG Entertainment Group, LLC. and MSG National Properties And Subsidiaries
Debt Instrument [Line Items]
Debt instrument, measurement input	2
National Properties Term Loan | Debt Instrument, Redemption, Period Two | Measurement Input, Leverage Ratio | MSG Entertainment Group, LLC. and MSG National Properties And Subsidiaries
Debt Instrument [Line Items]
Debt instrument, measurement input	2.5
National Properties Term Loan | Debt Instrument, Redemption, Period Four | Measurement Input, Leverage Ratio | MSG Entertainment Group, LLC. and MSG National Properties And Subsidiaries
Debt Instrument [Line Items]
Debt instrument, measurement input	5.5
National Properties Term Loan | Debt Instrument, Redemption, Period Three | Measurement Input, Leverage Ratio | MSG Entertainment Group, LLC. and MSG National Properties And Subsidiaries
Debt Instrument [Line Items]
Debt instrument, measurement input	6
National Properties Term Loan | Debt Instrument, Redemption, Period Five | Measurement Input, Leverage Ratio | MSG Entertainment Group, LLC. and MSG National Properties And Subsidiaries
Debt Instrument [Line Items]
Debt instrument, measurement input	4.5
National Properties Term Loan | Letters of credit | MSG Entertainment Group, LLC. and MSG National Properties And Subsidiaries
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 25,000
National Properties Term Loan | Adjusted Base Rate | MSG Entertainment Group, LLC. and MSG National Properties And Subsidiaries
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%
National Properties Term Loan | Adjusted Secured Overnight Financing Rate (SOFR) | MSG Entertainment Group, LLC. and MSG National Properties And Subsidiaries
Debt Instrument [Line Items]
Basis spread on variable rate	5.20%
National Properties Term Loan | Minimum | National Properties Revolving Credit Facility | MSG Entertainment Group, LLC. and MSG National Properties And Subsidiaries
Debt Instrument [Line Items]
Commitment fee percentage	0.30%
National Properties Term Loan | Minimum | Base Rate | MSG Entertainment Group, LLC. and MSG National Properties And Subsidiaries
Debt Instrument [Line Items]
Basis spread on variable rate	1.50%
National Properties Term Loan | Minimum | Secured Overnight Financing Rate (SOFR) | MSG Entertainment Group, LLC. and MSG National Properties And Subsidiaries
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%
National Properties Term Loan | Maximum | National Properties Revolving Credit Facility | MSG Entertainment Group, LLC. and MSG National Properties And Subsidiaries
Debt Instrument [Line Items]
Commitment fee percentage	0.50%
National Properties Term Loan | Maximum | Base Rate | MSG Entertainment Group, LLC. and MSG National Properties And Subsidiaries
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%
National Properties Term Loan | Maximum | Secured Overnight Financing Rate (SOFR) | MSG Entertainment Group, LLC. and MSG National Properties And Subsidiaries
Debt Instrument [Line Items]
Basis spread on variable rate	3.50%
National Properties Term Loan | National Properties Term Loan Facility | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Prepayment premium, debt instrument, interest rate, stated percentage	2.50%
Prepayment premium, debt instrument, interest rate per quarter, stated percentage	0.625%
National Properties Term Loan | National Properties Term Loan Facility | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Prepayment premium, debt instrument, interest rate, stated percentage	5.00%
Prepayment premium, debt instrument, interest rate per quarter, stated percentage	1.25%
National Properties Term Loan | Line of Credit | National Properties Revolving Credit Facility | MSG Entertainment Group, LLC. and MSG National Properties And Subsidiaries
Debt Instrument [Line Items]
Debt instrument term (in years)	5 years
Face amount	$ 100,000
Line of credit facility, remaining borrowing capacity	74,518
National Properties Term Loan | Line of Credit | National Properties Term Loan Facility
Debt Instrument [Line Items]
Principal	$ 625,625	$ 641,875
National Properties Term Loan | Line of Credit | National Properties Term Loan Facility | MSG Entertainment Group, LLC. and MSG National Properties And Subsidiaries
Debt Instrument [Line Items]
Debt instrument term (in years)	5 years
Face amount	$ 650,000
National Properties Term Loan | Line of Credit | Letters of credit | MSG Entertainment Group, LLC. and MSG National Properties And Subsidiaries
Debt Instrument [Line Items]
Principal	$ 8,382